Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Equity Investments Without Readily Determinable Fair Value Using The Measurement Alternative [Abstract]
Initial cost basis	¥ 10,063	$ 1,439	¥ 9,083
Cumulative unrealized gains	1,443	206	1,193
Cumulative unrealized losses (including impairment)	(5,781)	(826)	(6,126)
Total carrying value	¥ 5,725	$ 819	¥ 4,150